NATURE OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 - NATURE OF BUSINESS AND BASIS OF PRESENTATION

NuGene International, Inc. (also refer to as “we”, “us”, “our”, “the “Company” or “NGI”) was incorporated in the State of Nevada on October 31, 2013. NuGene, Inc. (our wholly owned subsidiary) was incorporated in the state of California in December 2006. On January 20, 2015, we formed NuGene BioPharma, Inc. (“BioPharma”) as a wholly owned California incorporated subsidiary of NGI. On November 6, 2015, we formed The Aesthetic Group, Inc. (“TAG”) as a wholly owned California incorporated subsidiary of NGI. Both BioPharma and TAG have had no significant independent operations since inception.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and applicable regulations of the U.S. Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted pursuant to such rules and regulations. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair statement of financial position and results of operations have been included. Our operating results for the three and nine months ended September 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2015, which are included in our Annual Report on Form 10-K.

The accompanying condensed consolidated financial statements reflect the accounts of NuGene International, Inc. and its wholly owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

We have incurred net losses through the date of these financial statements and have yet to establish profitable operations. Our financial statements have been presented on the basis that our business is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. We are subject to the risks and uncertainties associated with a business with high short-term debt, limited commercial product revenues, including limitations on our operating capital resources and uncertain demand for our products. We have incurred recurring operating losses and negative operating cash flows in 2015 and through September 30, 2016, and we expect to continue to incur operating losses and negative operating cash flows at least through the near future. Members of our Company’s management have been required to advance our Company funding in order to partially meet our most critical cash requirements including payroll along with those associated with certain critical goods and services. In the process of managing these situations, our management may have made representations implying their personal guarantee of certain of our Company’s obligations, irrespective of whether such guarantees are legally valid and enforceable.

As a result of the aforementioned factors, management has concluded that there is substantial doubt about our ability to continue as a going concern. Our independent registered public accounting firm, in its report on our 2015 consolidated financial statements, raised substantial doubt about our ability to continue as a going concern. Our unaudited condensed consolidated financial statements as of and for the three and nine months ended September 30, 2016 do not contain any adjustments for this uncertainty. In response to the Company’s cash needs, we raised $1,345,000 of debt financing for the nine months ended September 30, 2016, and an additional $650,000 of debt financing, as disclosed in Note 11. The Company will seek additional sources of funding in the form of debt financing or equity issuances. Any additional amounts raised will be used for our future investing and operating cash flow needs. However, there can be no assurance that we will be successful in raising additional amounts of financing.

NOTE 1 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

NuGene International, Inc. (the “Company” or “NGI”) was incorporated in the State of Nevada on October 31, 2013. On January 22, 2015, we changed our name to NuGene International, Inc. and effected a 15.04 to one stock split in the form of a stock dividend (“Stock Split”). All amounts shown for common stock and additional paid in capital included in these financial statements have been adjusted to reflect the Stock Split. NuGene, Inc. (our wholly owned subsidiary) was incorporated in the state of California in December 2006. On January 20, 2015, we formed NuGene BioPharma, Inc. (“BioPharma”) as a wholly owned California incorporated subsidiary of NGI. On November 6, 2015, we formed The Aesthetic Group, Inc. (“TAG”) as a wholly owned California incorporated subsidiary of NGI. Both BioPharma and TAG had no significant independent operations during 2015.

Basis of Presentation

The accompanying consolidated financial statements of our Company have been prepared in accordance with accounting principles generally accepted in the United States. The consolidated financial statements reflect the accounts of NuGene International, Inc. and its wholly owned subsidiaries BioPharma and TAG. All significant inter-company balances and transactions have been eliminated in consolidation.

We have incurred net losses through the date of these financial statements and have yet to establish profitable operations. Our financial statements have been presented on the basis that our business is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. We are subject to the risks and uncertainties associated with a business with high short-term debt, limited commercial product revenues, including limitations on our operating capital resources and uncertain demand for our products. We have incurred recurring operating losses and negative operating cash flows in 2015, and we expect to continue to incur operating losses and negative operating cash flows in the near future. As a result, management has concluded that there is substantial doubt about our ability to continue as a going concern. Our independent registered public accounting firm, in its report on our 2015 consolidated financial statements, has raised substantial doubt about our ability to continue as a going concern.

Our consolidated financial statements as of and for the year ended December 31, 2015 do not contain any adjustments for this uncertainty. In response to our Company’s cash needs, we raised funding as described in our footnotes that follow. Any additional amounts raised will be used for our future investing and operating cash flow needs. However, there can be no assurance that we will be successful in raising additional amounts of financing.

NOTE 1 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

NuGene International, Inc. (the “Company” or “NuGene Int’l”) was incorporated in the State of Nevada on October 31, 2013 under the name “Bling Marketing, Inc.” Until December 29, 2014, we were a wholesaler of jewelry, principally earrings, rings and pendants (“BMI Business”).   On December 26, 2014 we entered into an Agreement and Plan of Merger (“Merger Agreement”) with NuGene Inc., a California corporation (“NuGene”), and on December 29, 2014 (the “Closing Date”) we filed a certificate of merger in the State of California whereby our subsidiary, NG Acquisition Inc. merged with NuGene. As a result, NuGene, which is the surviving entity, became our wholly owned subsidiary.  The transaction contemplated under the Merger Agreement is deemed to be a reverse merger, whereby the Company (the legal acquirer) is considered the accounting acquiree and NuGene (the legal acquiree) is considered the accounting acquirer. On January 22, 2015 we changed our name to NuGene International, Inc., effected a 15.04 to one stock split (“Stock Split”) and changed our trading symbol from BLMK to NUGN. All amounts shown for common stock and additional paid in capital included in these financial statements are presented post Stock Split.

On January 20, 2015, we formed NuGene BioPharma, Inc (“BioPharma”), a wholly-owned subsidiary, in the state of California. BioPharma’s primary focus will be on stem cell derived treatments that may require FDA approval. The Company owns 100% of the issued and outstanding capital stock of NuGene and BioPharma.

NuGene, our wholly owned subsidiary, was incorporated in the state of California in December 2006. We have since developed our initial line of cosmeceutical products based on adipose derived stem cells (undifferentiated cells found throughout the body that multiply by cell division to replenish dying cells and regenerate tissues) as the foundation of the formulation for our products. The Company has developed the ability to culture adult human stem cells to render human conditioned stem cell media at a proprietary concentration which is the primary ingredient in the NuGene line of cosmeceuticals. We currently have branded this advanced skin care line solely under the NuGene name (the “NuGene Line”).

During 2014, we focused our efforts on transitioning to a cosmeceutical skincare business for mass distribution. With this transition and expanded attention to our consumer products we sought to develop our marketing plan and distribution channels.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. The accompanying consolidated financial statements reflect the accounts of NuGene International, Inc. and its wholly owned subsidiaries. All significant inter-company balances and transactions have been eliminated.